SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Net operating losses	$ 7,337,022	$ 5,523,037
Assets impairment reserve	2,031,536	611,486
Operating lease right-of-use lease assets net of lease liabilities	(38,834)
Others	(358,296)	(236,938)
Valuation allowance	(5,546,297)	(3,354,763)
Deferred tax assets, net	$ 3,425,131	$ 2,542,822